Financial risk management, objectives and policies	12 Months Ended
Dec. 31, 2018
Financial Risk Management Objectives And Policies
Financial risk management, objectives and policies

31.       Financial risk management, objectives and policies

The Group’s main financial liabilities, other than derivatives, comprise loans and borrowings, trade payables and other payables. The main purpose of these financial liabilities is to finance the Group’s operations. The Group´s main financial assets include cash and short-term deposits and trade and other receivables that derive directly from its operations. The Group also holds financial instruments designated at fair value through OCI and cash flow hedges instruments.

The Group is exposed to market risk, credit risk and liquidity risk. The Group’s senior management oversees the management of these risks. The Group’s senior management is supported by financial management that advises on financial risks and the appropriate financial risk governance framework for the Group. The financial management provides assurance to the Group’s senior management that the Group’s financial risk-taking activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group´s policies and risk objectives. Derivative activities for risk management purposes are carried out by specialist teams that have the appropriate skills, experience and supervision.

The Management reviews and agrees policies for managing each of these risks, which are summarized below.

Market risk -

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprise three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk and commodity risk. Financial instruments affected by market risk include borrowings, deposits, financial instruments designated at fair value through OCI and derivative financial instruments.

The sensitivity analyses shown in the following sections relate to the Group’s consolidated position as of December 31, 2018 and 2017. The sensitivity analyses have been prepared on the basis that the amount of net debts and the proportion of financial instruments in foreign currencies are all constant and on the basis of the hedge designations in place as of December 31, 2018 and 2017.

The following assumptions have been made in calculating the sensitivity analyses:

-	The sensitivity of the relevant statement of profit or loss items is the effect of the assumed changes in respective market risks. This is based on the financial assets and financial liabilities held as of December 31, 2018 and 2017, including the effect of hedge accounting.

Interest rate risk -

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

As of December 31, 2018 and 2017, all of the Group’s borrowings are at a fixed rate of interest; consequently, the management evaluated that is not relevant to do an interest rate sensitivity analysis.

Foreign currency risk -

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange relates primarily to the Group’s operating activities (when revenue or expense is denominated in a different currency from the Group’s functional currency).

Since November of 2014, the Group hedges its exposure to fluctuations on the translation into Soles of its Senior Notes which are denominated in US dollars, by using cross currency swaps contracts.

Foreign currency sensitivity

The following table demonstrates the sensitivity to a reasonably possible change in the US dollar exchange rate, with all other variables held constant. The impact on the Group’s profit before income tax is due to changes in the fair value of monetary assets and liabilities.

2018	Change in US$ rate	Effect on profit before tax
U.S. Dollar	%	S/(000)

	+5	(3,183)
	+10	(6,365)
	-5	3,183
	-10	6,365

2017	Change in US$ rate	Effect on profit before tax
U.S. Dollar	%	S/(000)

	+5	(620)
	+10	(1,239)
	-5	620
	-10	1,239

Commodity price risk -

The Group is affected by the price volatility of certain commodities. Its operating activities require a continuous supply of coal. The Group does not use forward commodity purchase contracts to hedge the purchase price of coal. For the calculation of the commodity price sensitivity, the purchases of this raw material of the last 12 months are used as a basis.

Commodity price sensitivity

The following table shows the effect of price changes in coal:

	Change in year-end price	Effect on profit before tax
	%	S/(000)
2018
	+10	(6,558)
	-10	6,558
2017
	+10	(3,148)
	-10	3,148

Equity price risk -

The Group’s listed equity securities are susceptible to market price risk arising from uncertainties about future values of the investment securities. The Group’s Board of Directors reviews and approves all equity investment decisions.

As of December 31, 2018 and 2017, the Group in not expose to equity price risk.

Credit risk -

Credit risk is the risk that counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to a credit risk from its operating activities (primarily for trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

Trade receivables

Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management. Credit quality of the customer is assessed and individual credit limits are defined in accordance with this assessment. Outstanding customer receivables are regularly monitored and any shipments to major customers are generally covered by letters of credit. As of December 31, 2018 and 2017, the Group had 6 and 7 customers, respectively, that owed the Group more than S/3,000,000 each accounted for approximately 33% and 42% for all receivables owing, respectively. There were 28 and 27 customers as of December 31, 2018 and 2017, respectively, with balances smaller than S/700,000 each and accounting for over 70% and 73%, respectively, of the total amounts receivable. The evaluation for allowance for expected credit losses is updated at the date of the consolidated financial statements using a provision matrix to measure expected credit losses.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in Note 7. The Group does not hold collateral as security.

Financial instruments and cash deposits

Credit risk from balances with banks and financial institutions is managed by the Group’s treasury department in accordance with the Group’s policy. Investments of surplus funds are made only with approved counterparties and within credit limits assigned to each counterparty. Counterparty credit limits are reviewed by the Management on an annual basis, and may be updated throughout the year subject to approval of the Group’s financial management. The limits are set to minimize the concentration of risks and therefore mitigate financial loss through potential counterparty’s failure to make payments. As of December 31, 2018 and 2017, the Group’s maximum exposure to credit risk for the components of the consolidated statement of financial position is the carrying amounts as showed in Note 6. The Group’s maximum exposure relating to derivative financial instruments is noted in the liquidity table therefore.

Liquidity risk -

The Group monitors its risk of shortage of funds using a recurring liquidity planning tool.

The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank loans, debentures and finance leases contracts. Access to sources of funding is sufficiently available and debt maturing within 12 months can be rolled over with existing lenders.

As of December 31, 2018 and 2017 no portion of Senior Notes will mature in less than one year.

Excessive risk concentration –

Concentrations arise when a number of counterparties are engaged in similar business activities, or activities in the same geographical region, or have economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic, political or other conditions. Concentrations indicate the relative sensitivity of the Group’s performance to developments affecting a particular industry.

In order to avoid excessive concentrations of risk, the Group’s policies and procedures include specific guidelines to focus on the maintenance of a diversified portfolio. Identified concentrations of credit risks are controlled and managed accordingly.

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

As of December 31, 2018
Interest-bearing loans adjusted by hedge	—	—	60,822	981,440	—	1,042,262
Interests	—	10,006	44,436	101,243	—	155,685
Hedge finance cost payable	—	7,489	7,489	52,422	—	67,400
Trade and other payables	—	117,702	24,903	—	—	142,605
Energy supply	—	1,837	918	—	—	2,755

As of December 31, 2017
Interest-bearing loans adjusted by hedge	—	—	—	—	913,300	913,300
Interests	—	21,904	21,904	175,230	21,904	240,942
Hedge finance cost payable	—	13,041	13,041	104,328	13,041	143,451
Trade and other payables	—	129,595	9,711	—	—	139,306
Energy supply	—	3,357	2,648	—	—	6,005

The disclosed derivative financial instruments in the table below are the gross undiscounted cash flows. However, those amounts may be settled gross or net. The following table shows the corresponding reconciliation to those amounts to their carrying amounts:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

As of December 31, 2018
Inflows	1,470	—	—	75,955	—	77,425
Outflows	—	(1,631)	(7,448)	(50,025)	—	(59,104)
Net	1,470	(1,631)	(7,448)	25,930	—	18,321

Discounted at the applicable interbank rates	1,470	(1,625)	(7,336)	19,759	—	12,268

As of December 31, 2017
Inflows	—	—	—	—	139,785	139,785
Outflows	—	(2,841)	(13,032)	(100,102)	(11,945)	(127,920)
Net	—	(2,841)	(13,032)	(100,102)	127,840	11,865

Discounted at the applicable interbank rates	—	(2,836)	(12,885)	(94,939)	111,149	489

Changes in liabilities arising from financing activities:

	Balance as of January 1, 2018	Distribution of dividends	Finance cost on cross currency swaps	Cash flows	Movement of foreign currency	Amortization of costs of issuance of senior notes	Others	Balance as of December 31, 2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2018
Hedge finance cost payable	10,505	—	21,971	(26,443)	—	—	—	6,033
Dividends payable	29,725	161,396	—	(171,790)	—	—	—	19,331
Interest-bearing loans	965,290	—	—	73,240	39,520	5,327	—	1,083,377

2017
Hedge finance cost payable	11,073	—	26,140	(26,708)	—	—	—	10,505
Dividends payable	5,070	149,837	—	(124,993)	—	—	(189)	29,725
Interest-bearing loans	998,148	—	—	—	(34,502)	1,644	—	965,290

Capital management -

For the purpose of the Group’s capital management, capital includes capital stock, investment shares, additional paid-in capital and all other equity reserves attributable to the equity holders of the parent. The primary objective of the Group’s capital management is to maximize the shareholders’ value.

In order to achieve this overall objective, the Group’s capital management, among other things, aims to ensure that it meets financial covenants attached to the interest-bearing loans and borrowings that define capital structure requirements. Breaches in meeting the financial covenants would permit the creditors to immediately call senior notes. There have been no breaches in the financial covenants of Senior Notes in the current period.

The Group manages its capital structure and makes adjustments to it in light of changes in economic conditions and the requirements of the financial covenants. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares.

No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2018 and 2017.